Employee Future Benefits - Schedule of Allocation of Plan Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
2018 Target Allocation	100.00%
Actual Plan Asset Allocations (percent)	100.00%	100.00%
Fair value of plan assets	$ 3,123	$ 3,118
Equities
Defined Benefit Plan Disclosure [Line Items]
2018 Target Allocation	46.00%
Actual Plan Asset Allocations (percent)	45.00%	47.00%
Fair value of plan assets	$ 1,393	$ 1,471
Fixed income
Defined Benefit Plan Disclosure [Line Items]
2018 Target Allocation	47.00%
Actual Plan Asset Allocations (percent)	47.00%	46.00%
Fair value of plan assets	$ 1,482	$ 1,422
Real estate
Defined Benefit Plan Disclosure [Line Items]
2018 Target Allocation	6.00%
Actual Plan Asset Allocations (percent)	7.00%	6.00%
Fair value of plan assets	$ 204	$ 181
Private equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 25	$ 22
Cash and other
Defined Benefit Plan Disclosure [Line Items]
2018 Target Allocation	1.00%
Actual Plan Asset Allocations (percent)	1.00%	1.00%
Fair value of plan assets	$ 19	$ 22
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	660	663
Level 1 | Equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	508	522
Level 1 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	144	133
Level 1 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 1 | Private equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 1 | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8	8
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,248	2,265
Level 2 | Equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	885	949
Level 2 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,338	1,289
Level 2 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14	13
Level 2 | Private equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 2 | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11	14
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	215	190	$ 113
Level 3 | Equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	190	168
Level 3 | Private equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	25	22
Level 3 | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0